DEBT INSTRUMENTS IN ISSUE - Bank securities in issue (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	$ 19,126,593	$ 19,921,515
Subordinated bonds | Local Currency One
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	1,216,831	1,216,533
Subordinated bonds | Foreign Currency One
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	6,659,541	6,925,854
Ordinary bonds | Local Currency Two
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	2,942,234	3,397,511
Ordinary bonds | Foreign Currency Two
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	8,307,987	8,381,617
Less than 1 year
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	151,992	259,503
Less than 1 year | Subordinated bonds | Local Currency One
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Less than 1 year | Subordinated bonds | Foreign Currency One
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Less than 1 year | Ordinary bonds | Local Currency Two
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Less than 1 year | Ordinary bonds | Foreign Currency Two
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	151,992	259,503
Between 1 and 3 years
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	588,958	879,255
Between 1 and 3 years | Subordinated bonds | Local Currency One
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Between 1 and 3 years | Subordinated bonds | Foreign Currency One
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Between 1 and 3 years | Ordinary bonds | Local Currency Two
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Between 1 and 3 years | Ordinary bonds | Foreign Currency Two
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	588,958	879,255
Between 3 and 5 years
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	438,994	416,122
Between 3 and 5 years | Subordinated bonds | Local Currency One
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Between 3 and 5 years | Subordinated bonds | Foreign Currency One
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Between 3 and 5 years | Ordinary bonds | Local Currency Two
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	154,671	155,102
Between 3 and 5 years | Ordinary bonds | Foreign Currency Two
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	284,323	261,020
Greater than 5 years
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	17,946,649	18,366,635
Greater than 5 years | Subordinated bonds | Local Currency One
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	1,216,831	1,216,533
Greater than 5 years | Subordinated bonds | Foreign Currency One
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	6,659,541	6,925,854
Greater than 5 years | Ordinary bonds | Local Currency Two
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	2,787,563	3,242,409
Greater than 5 years | Ordinary bonds | Foreign Currency Two
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	$ 7,282,714	$ 6,981,839